Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Information by segment and main country - Information on income statements (Detail) [Line Items]
Profit (loss)	[2]	€ 1,097	[1]	€ 1,870		€ 1,491
Profit (loss) from discontinued operations	[2],[3]	(213)		843	[4]	660	[4]
Tax expense (income), continuing operations		193		349		203
Share of profit (loss) of associates and joint ventures accounted for using equity method		(2)		(4)		11
Finance costs		264		263		507
Finance income		51		126		65
Income from operations		1,719		1,517		1,464
Amortization of acquired intangible assets		347	[1]	260		242
Impairment loss recognised in profit or loss, goodwill		0		9		1
Earnings before interest, taxes and amortization, total		2,066		1,787		1,707
Restructuring and acquisition-related charges		258	[1]	316		94
Other items		41	[1]	50		120
Adjusted EBITA, total		2,366		2,153		1,921
Connected Care & Health Informatics [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Income from operations		179		206		275
Amortization of acquired intangible assets		46		44		46
Impairment loss recognised in profit or loss, goodwill		1
Earnings before interest, taxes and amortization, total		225		250		322
Restructuring and acquisition-related charges		59		91		14
Other items		56		31		(12)
Adjusted EBITA, total	[5]	341		372		324
Diagnosis & Treatment [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Income from operations		600		488		546
Amortization of acquired intangible assets		97		55		48
Earnings before interest, taxes and amortization, total		696		543		594
Restructuring and acquisition-related charges		142		151		37
Other items		0		22
Adjusted EBITA, total	[5]	838		716		631
HealthTech Other [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Impairment loss recognised in profit or loss, goodwill		0		9
Other [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Income from operations		(105)		(252)		(310)
Amortization of acquired intangible assets		79		26		9
Earnings before interest, taxes and amortization, total		(27)		(217)		(301)
Restructuring and acquisition-related charges		31		64		27
Other items		(33)		(3)		132
Adjusted EBITA, total	[5]	(28)		(157)		(142)
Personal Health [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Income from operations		1,045		1,075		953
Amortization of acquired intangible assets		126		135		139
Earnings before interest, taxes and amortization, total		1,171		1,211		1,092
Restructuring and acquisition-related charges		26		11		16
Other items		18
Adjusted EBITA, total	[5]	1,215		1,221		1,108
Philips Group [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Profit (loss)		1,097		1,870		1,491
Profit (loss) from discontinued operations		(213)		843		660
Tax expense (income), continuing operations		193		349		203
Share of profit (loss) of associates and joint ventures accounted for using equity method		(2)		(4)		11
Finance costs		264		263		507
Finance income		51		126		65
Income from operations		1,719		1,517		1,464
Adjusted EBITA, total	[5]	€ 2,366		€ 2,153		€ 1,921

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[5]	For reconciliation Adjusted EBITA, refer to the table below.